BANK DEBT (Narrative) (Details) $ in Millions, $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 15, 2022 CAD ($)	Jun. 09, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Detailed Information About Bank Debt [Line Items]
Maximum borrowing capacity			$ 350.0	$ 300.0
Syndicated Facility [Member]
Disclosure Of Detailed Information About Bank Debt [Line Items]
Maximum borrowing capacity			330.0	280.0
Operating Facility [Member]
Disclosure Of Detailed Information About Bank Debt [Line Items]
Maximum borrowing capacity			$ 20.0	$ 20.0
CAD Denominated Letters Of Credit [Member]
Disclosure Of Detailed Information About Bank Debt [Line Items]
Letter of credit issued	$ 13.8				$ 13.8
USD Denominated Letters Of Credit [Member]
Disclosure Of Detailed Information About Bank Debt [Line Items]
Letter of credit issued	$ 0.9	$ 0.7			$ 0.9	$ 0.7